Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	80 Months Ended	94 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Mar. 01, 2018	Oct. 31, 2017	Jan. 11, 2017
C000198594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select International ETF — Net Asset Value (NAV)
Account Value	$ 13,024	$ 13,024	$ 13,024	$ 13,024	$ 9,080	$ 7,721	$ 10,741	$ 10,758	$ 9,121	$ 8,264	$ 10,000
Average Annual Return, Percent	43.44%	7.38%	4.04%
C000174139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select Financial ETF — Net Asset Value (NAV)
Account Value	$ 21,961	$ 21,961	$ 21,961	$ 21,961	14,904	15,058	17,286	10,268	12,629	11,570		$ 11,550	$ 10,000
Average Annual Return, Percent	47.35%	11.69%		10.60%
C000174138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select U.S. Equity ETF — Net Asset Value (NAV)
Account Value	$ 22,975	$ 22,975	22,975	$ 22,975	16,650	13,985	18,306	13,152	12,643	11,397		11,211	10,000
Average Annual Return, Percent	37.99%	12.67%		11.24%
C000174140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select Worldwide ETF — Net Asset Value (NAV)
Account Value	$ 20,684.07929	$ 20,684.07929	20,684.07929	$ 20,684.07929	14,410.3885	11,817.57314	16,475.06851	13,936.43184	12,210.13164	11,203.09424		12,458.27594	10,000
Average Annual Return, Percent	43.54%	11.10%		9.75%
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 13,182	$ 13,182	$ 13,182	$ 13,182	10,602	9,461	12,568	9,693	9,953	8,945	$ 10,000
Average Annual Return, Percent	24.33%	5.77%	4.23%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 28,712	$ 28,712	$ 28,712	$ 28,712	20,803	18,888	22,120	15,478	14,108	12,340		11,495	10,000
Average Annual Return, Percent	38.02%	15.25%		14.46%
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 22,291.09909	$ 22,291.09909	22,291.09909	$ 22,291.09909	16,786.63265	15,191.52276	18,979.27469	13,825.22923	13,180.69333	11,706.8064		11,768	10,000
Average Annual Return, Percent	32.79%	11.07%		10.81%
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Account Value	$ 23,103	$ 23,103	$ 23,103	$ 23,103	$ 15,786	$ 16,222	$ 18,874	$ 10,964	$ 12,846	$ 11,498		$ 11,426	$ 10,000
Average Annual Return, Percent	46.35%	12.44%		11.32%